LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2018
Disclosure of Long-term investment [Abstract]
LONG-TERM INVESTMENT
NOTE 7 – LONG-TERM INVESTMENT

In 2016, the Company established a joint venture with I-Bridge Capital, a Chinese venture capital fund focused on developing innovative therapies in China, with each party contributing initial seed capital to the venture of $1.0 million. The joint venture, named iPharma, focused on the development of innovative clinical and pre-clinical therapeutic candidates to serve the Chinese and global healthcare markets. In April 2018, the Company sold its holdings in the joint venture to I-Bridge Capital for cash consideration of $1.5 million. The gain of $0.5 million is included in non-operating income on the statement of comprehensive loss.